Annual Fund Operating Expenses - Federated Hermes Select Total Return Bond Fund	Nov. 30, 2020
IS
Operating Expenses:
Management Fee	0.35%
Distribution (12b-1) Fee	none
Other Expenses	0.82%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.35%
SS
Operating Expenses:
Management Fee	0.35%
Distribution (12b-1) Fee	0.25%
Other Expenses	1.14%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers and/or Expense Reimbursements	(1.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Directors (the “Directors”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.